Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Accrued vendor payments	$ 6,322	$ 6,528	$ 6,386
Accrued ERC payments	9,044	9,044	9,044
Accrued underwriter fees		0	1,500
Accrued directors and officers insurance	1,780	1,780	2,518
Accrued employee-related expenses	9,595	10,239	7,751
Accrued engine expenses	932	713	4
Accrued tax expenses	1,496	1,072	746
Accrued interest	920	472	569
Other	96	96	187
Total other current liabilities	$ 30,185	$ 29,944	$ 28,705